Results of Operations from Oil and Gas Producing Activities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Results of operations for oil and gas producing activities, by geographic area [Line Items]
Sales to affiliated companies	$ 75	$ 83	$ 118
Valuation provision	596	102	7,232
Results of oil and gas producing activities	(935)	1	(5,564)
United States [member]
Results of operations for oil and gas producing activities, by geographic area [Line Items]
Results of oil and gas producing activities	(1,446)	(520)	(5,904)
United States [member] | Discontinued Operations - Onshore US Cash Generating Units [Member]
Results of operations for oil and gas producing activities, by geographic area [Line Items]
Results of oil and gas producing activities	$ (465)	$ (564)	$ (5,855)